Schedule of Investments
As of August 31, 2024
Amana Income Fund
August 31, 2024
Part F
1
Continued on next page.
Common Stock - 92 .9 % Number of Shares Market Value
Percentage of
Net Assets
Consumer Discretionary
Automotive Retailers
Genuine Parts 382,000 $ 54,725,320 2.7%
Consumer Staples
Household Products
Procter & Gamble 250,000 42,885,000 2.2%
Packaged Food
McCormick & Co 559,288 44,759,819 2.2%
Personal Care Products
Colgate-Palmolive 450,000 47,925,000 2.4%
Kenvue 1,000,000 21,950,000 1.1%
Kimberly-Clark 300,000 43,398,000 2.2%
Unilever ADR 475,000 30,775,250 1.5%
144,048,250 7.2%
231,693,069 11.6%
Health Care
Biotech
Amgen 139,325 46,510,865 2.4%
Large Pharma
AbbVie 100,000 19,631,000 1.0%
Bristol-Myers Squibb 300,800 15,024,960 0.8%
Eli Lilly 300,000 288,006,000 14.4%
Johnson & Johnson 165,000 27,366,900 1.4%
Merck & Co 123,000 14,569,350 0.7%
Novartis ADR 295,400 35,710,906 1.8%
Pfizer 782,350 22,695,973 1.1%
423,005,089 21.2%
Medical Devices
Abbott Laboratories 350,000 39,644,500 2.0%
509,160,454 25.6%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 550,000 40,067,500 2.0%
Courier Services
United Parcel Service, Class B 260,000 33,423,000 1.7%
Diversified Industrials
Illinois Tool Works 300,000 75,954,000 3.8%
Electrical Power Equipment
Eaton 110,000 33,762,300 1.7%
Industrial Wholesale & Rental
Ferguson Enterprises Inc 175,000 35,999,250 1.8%
W.W. Grainger 80,000 78,793,600 3.9%
114,792,850 5.7%
Measurement Instruments
Rockwell Automation 300,000 81,609,000 4.1%
Rail Freight
Canadian National Railway 384,000 45,242,880 2.3%
424,851,530 21.3%

Schedule of Investments
As of August 31, 2024
Amana Income Fund
2
August 31, 2024
Part F
Common Stock - 92.9% Number of Shares Market Value
Percentage of
Net Assets
Materials
Basic & Diversified Chemicals
Air Products & Chemicals 110,000 $ 30,673,500 1.5%
Linde 130,000 62,172,500 3.1%
92,846,000 4.6%
Specialty Chemicals
PPG Industries 379,000 49,167,670 2.5%
142,013,670 7.1%
Technology
Communications Equipment
Cisco Systems 750,000 37,905,000 1.9%
Consumer Electronics
Nintendo 750,000 40,952,047 2.0%
Infrastructure Software
Microsoft 400,000 166,856,000 8.4%
Semiconductor Devices
Broadcom 300,000 48,846,000 2.5%
Texas Instruments 250,000 53,585,000 2.7%
102,431,000 5.2%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 824,500 141,566,650 7.1%
489,710,697 24.6%
Total investments (Cost $632,248,921) $ 1,852,154,740 92.9%
Other assets (net of liabilities) 141,711,275 7.1%
Total net assets $ 1,993,866,015 100.0%
ADR: American Depositary Receipt

Schedule of Investments
As of August 31, 2024
Amana Growth Fund
August 31, 2024
Part F
3
Continued on next page.
Common Stock - 95.1% Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 1,345,000 $ 219,746,100 3.9%
Consumer Discretionary
Automotive Retailers
AutoZone
1
40,000 127,259,200 2.2%
Home Products Stores
Lowe's 400,000 99,400,000 1.7%
Specialty Apparel Stores
TJX Companies 1,150,000 134,860,500 2.4%
361,519,700 6.3%
Consumer Staples
Household Products
Procter & Gamble 640,000 109,785,600 1.9%
Personal Care Products
Church & Dwight 1,171,300 119,332,044 2.1%
229,117,644 4.0%
Health Care
Large Pharma
AbbVie 280,000 54,966,800 1.0%
AstraZeneca ADR 1,590,000 139,315,800 2.4%
Eli Lilly 340,700 327,078,814 5.7%
Merck & Co 800,000 94,760,000 1.7%
Novo Nordisk ADR 2,003,200 278,765,312 4.9%
894,886,726 15.7%
Life Science & Diagnostics
Agilent Technologies 900,000 128,628,000 2.3%
Managed Care
Elevance Health 207,000 115,276,230 2.0%
Medical Devices
Stryker 300,000 108,126,000 1.9%
1,246,916,956 21.9%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 2,000,000 145,700,000 2.6%
Trane 400,000 144,664,000 2.5%
290,364,000 5.1%
Electrical Power Equipment
Schneider Electric SE 400,000 102,178,966 1.8%
Measurement Instruments
Keysight Technologies
1
860,000 132,543,200 2.3%
Trimble
1
1,665,000 94,388,850 1.7%
226,932,050 4.0%
Metalworking Machinery
Lincoln Electric Holdings 268,920 52,065,601 0.9%

Schedule of Investments
As of August 31, 2024
Amana Growth Fund
4
August 31, 2024
Part F
Common Stock - 95.1% Number of Shares Market Value
Percentage of
Net Assets
Industrials (continued)
Rail Freight
Union Pacific 310,275 $ 79,458,325 1.4%
750,998,942 13.2%
Technology
Application Software
Adobe
1
320,600 184,155,846 3.2%
Intuit 285,600 180,002,256 3.2%
364,158,102 6.4%
Communications Equipment
Apple 1,974,750 452,217,750 7.9%
Cisco Systems 1,288,050 65,098,047 1.2%
517,315,797 9.1%
Infrastructure Software
Microsoft 660,000 275,312,400 4.8%
Oracle 900,000 127,161,000 2.2%
ServiceNow
1
185,000 158,175,000 2.8%
560,648,400 9.8%
IT Services
Gartner
1
179,900 88,503,604 1.6%
Semiconductor Devices
Advanced Micro Devices
1
1,200,000 178,272,000 3.1%
Broadcom 1,100,000 179,102,000 3.2%
NVIDIA 1,950,000 232,771,500 4.1%
590,145,500 10.4%
Semiconductor Manufacturing
ASML Holding NY 308,000 278,391,960 4.9%
Taiwan Semiconductor ADR 1,210,921 207,915,136 3.6%
486,307,096 8.5%
2,607,078,499 45.8%
Total investments (Cost $1,923,722,794) $5,415,377,841 95.1%
Other assets (net of liabilities) 279,491,231 4.9%
Total net assets $5,694,869,072 100.0%

Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of August 31, 2024
Amana Developing World Fund
August 31, 2024
Part F
5
Continued on next page.
Common Stock - 95.4% Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Saudi Telecom 288,000 $ 3,301,434 Saudi Arabia 2.5%
Wireless Telecommunications
Telekomunikasi Indonesia ADR 83,000 1,626,800 Indonesia 1.2%
4,928,234 3.7%
Consumer Discretionary
Automobiles
Ford Otomotiv Sanayi 109,600 3,099,198 Turkey 2.4%
Home Products Stores
Wilcon Depot 5,550,000 1,857,646 Philippines 1.4%
4,956,844 3.8%
Consumer Staples
Food & Drug Stores
Bim Birlesik Magazalar AS 251,000 3,975,711 Turkey 3.0%
Clicks Group 192,000 4,013,167 South Africa 3.1%
7,988,878 6.1%
Packaged Food
Indofood CBP Sukses Makmur 2,500,000 1,857,650 Indonesia 1.4%
Personal Care Products
Colgate-Palmolive 39,000 4,153,500 United States 3.1%
Dabur India 444,000 3,372,555 India 2.6%
Kimberly-Clark de Mexico, Class A 1,100,000 1,805,756 Mexico 1.4%
LG Household & Health Care 6,050 1,606,334 South Korea 1.2%
Unicharm 88,800 3,093,355 Japan 2.3%
Unilever ADR 65,000 4,211,350 United Kingdom 3.2%
18,242,850 13.8%
28,089,378 21.3%
Financials
Islamic Banking
BIMB Holdings 1,476,100 909,367 Malaysia 0.7%
Islamic Insurance
Syarikat Takaful Malaysia Keluarga 1,324,000 1,186,897 Malaysia 0.9%
2,096,264 1.6%
Health Care
Health Care Facilities
Bangkok Dusit Medical Services NVDR 3,423,000 2,800,377 Thailand 2.1%
IHH Healthcare 1,764,000 2,559,569 Malaysia 2.0%
KPJ Healthcare 4,825,992 2,145,312 Malaysia 1.6%
7,505,258 5.7%
Specialty & Generic Pharma
Hikma Pharmaceuticals 127,400 3,332,436 Jordan 2.5%
10,837,694 8.2%
Industrials
Other Machinery & Equipment
WEG 450,000 4,307,614 Brazil 3.3%

Schedule of Investments
As of August 31, 2024
Amana Developing World Fund
6
August 31, 2024
Part F
Continued on next page.
Common Stock - 95.4% Number of Shares Market Value Country
1
Percentage of
Net Assets
Industrials (continued)
Rubber & Plastic
Hartalega Holdings 2,750,000 $ 1,573,093 Malaysia 1.2%
5,880,707 4.5%
Materials
Agricultural Chemicals
Quimica y Minera Chile ADR 49,000 1,901,200 Chile 1.4%
Base Metals
Southern Copper 38,593 3,925,680 Peru 3.0%
Cement & Aggregates
UltraTech Cement 29,100 3,923,481 India 3.0%
Iron
Rio Tinto ADR 45,100 2,853,477 China
2
2.2%
Precious Metals
Barrick Gold 164,000 3,311,160 Canada 2.5%
15,914,998 12.1%
Real Estate
Multi Asset Class Ownership & Development
SM Prime Holdings 2,800,000 1,544,035 Philippines 1.2%
Technology
Communications Equipment
Samsung Electronics 62,700 3,482,253 South Korea 2.6%
Sercomm 669,000 2,332,263 Taiwan 1.8%
5,814,516 4.4%
Computer Hardware & Storage
Advantech 270,931 2,963,420 Taiwan 2.2%
Electronic Manufacturing Services &
Original Design Manufacturer
Jabil 28,600 3,125,408 United States 2.4%
Electronics Components
Delta Electronics 307,500 3,833,536 China
2
2.9%
KCE Electronics NVDR 1,810,000 2,036,442 Thailand 1.6%
Samsung 7,900 2,102,554 South Korea 1.6%
7,972,532 6.1%
IT Services
Infosys ADR 163,200 3,799,296 India 2.9%
Semiconductor Devices
NVIDIA 94,500 11,280,465 United States 8.6%
Qualcomm 24,500 4,294,850 China
2
3.2%
15,575,315 11.8%
Semiconductor Manufacturing
ASML Holding NY 4,550 4,112,608 Netherlands 3.1%
Taiwan Semiconductor ADR 27,200 4,670,240 Taiwan 3.6%
8,782,848 6.7%
48,033,335 36.5%

Schedule of Investments
As of August 31, 2024
Amana Developing World Fund
August 31, 2024
Part F
7
Common Stock - 95.4% Number of Shares Market Value Country
1
Percentage of
Net Assets
Utilities
Power Generation
Manila Electric 428,500 $ 3,246,265 Philippines 2.5%
Total investments (Cost $102,472,400) $125,527,754 95.4%
Other assets (net of liabilities) 6,115,349 4.6%
Total net assets $131,643,103 100.0%
1
Country of domicile unless otherwise indicated
2
Denotes a country or region of primary exposure
ADR: American Depositary Receipt
NVDR: Non Voting Depository Receipt

Consolidated Schedule of Investments
As of August 31, 2024
Amana Participation Fund
8
August 31, 2024
Part F
Continued on next page.
Corporate Sukuk - 74.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Axiata SPV2
2
2.163% due 08/19/2030 $ 6,000,000 $ 5,211,864 Malaysia 2.5%
Saudi Telecom
2
3.890% due 05/13/2029 5,000,000 4,855,357 Saudi Arabia 2.3%
Axiata SPV2
2
4.357% due 03/24/2026 4,357,000 4,328,032 Malaysia 2.1%
14,395,253 6.9%
Energy
SA Global
2
2.694% due 06/17/2031 6,000,000 5,310,540 Saudi Arabia 2.5%
Financials
Kuwait Financial Bank Tier 1
2,3
3.600% due PERP 10,000,000 9,475,000 Kuwait 4.5%
QIB Sukuk LTD 5.581
2
5.581% due 11/22/2028 1,000,000 1,034,090 Cayman Islands 0.5%
Sharjah
2
3.854% due 04/03/2026 1,600,000 1,563,198 United Arab Emirates 0.7%
Khazanah Global Sukuk
2
4.687% due 06/01/2028 2,000,000 2,007,182 Malaysia 1.0%
Banque Saudi Fransi
2
4.750% due 05/31/2028 4,000,000 4,013,276 Saudi Arabia 1.9%
Mas Al Ryan
2
2.210% due 09/02/2025 4,500,000 4,367,331 Cayman Islands 2.1%
Boubyan Sukuk Ltd
2
3.389% due 03/29/2027 4,600,000 4,457,244 Cayman Islands 2.1%
FAB Sukuk Company LTD
2
4.581% due 01/17/2028 1,000,000 1,000,006 Cayman Islands 0.5%
Dubai Islamic Bank Tier 1
2,3
6.250% due PERP 4,500,000 4,500,000 United Arab Emirates 2.2%
Dubai Islamic Bank
2
5.493% due 11/30/2027 5,000,000 5,130,275 United Arab Emirates 2.5%
National Commercial Bank Tier 1
2,3
3.500% due PERP 5,550,000 5,270,946 Saudi Arabia 2.5%
Air Lease Corp Sukuk Ltd
2
5.850% due 04/01/2028 6,000,000 6,065,821 Cayman Islands 2.9%
Dubai Aerospace Enterprises DIFC
2
3.750% due 02/15/2026 7,700,000 7,556,549 United Arab Emirates 3.6%
Riyad
2
3.174% due 02/25/2030 7,830,000 7,749,821 Saudi Arabia 3.7%
Investment Corporate of Dubai
2
5.000% due 02/01/2027 7,850,000 7,893,960 United Arab Emirates 3.8%
Sharjah Islamic Bank Tier 1
2,3
5.000% due PERP 5,000,000 4,934,750 United Arab Emirates 2.4%
EI Sukuk Co Ltd
2
2.082% due 11/02/2026 1,000,000 942,682 Cayman Islands 0.4%
77,962,131 37.3%
Industrials
DP World Salaam
2,3
6.000% due PERP 7,800,000 7,774,104 United Arab Emirates 3.7%
DP World Crescent
2
3.750% due 01/30/2030 4,000,000 3,814,102 United Arab Emirates 1.9%
11,588,206 5.6%
Real Estate
EMAAR
2
3.700% due 07/06/2031 7,000,000 6,536,236 United Arab Emirates 3.1%
Dar Al- Arkan Sukuk Co Lt
2
8.000% due 02/25/2029 6,000,000 6,236,160 Cayman Islands 3.0%
Aldar
2
3.875% due 10/22/2029 6,000,000 5,776,776 United Arab Emirates 2.8%
Majid Al Futtaim
2
4.638% due 05/14/2029 5,650,000 5,616,942 United Arab Emirates 2.7%
Majid Al Futtaim
2
4.500% due 11/03/2025 2,600,000 2,584,335 United Arab Emirates 1.2%
26,750,449 12.8%
Utilities
TNB Global Ventures Cap
2
3.244% due 10/19/2026 6,140,000 5,954,116 Malaysia 2.8%
TNB Global Ventures
2
4.851% due 11/01/2028 5,300,000 5,356,002 Malaysia 2.6%
Saudi Electricity Global
2
5.060% due 04/08/2043 5,000,000 4,893,975 Saudi Arabia 2.3%
Saudi Electricity Global
2
5.500% due 04/08/2044 2,400,000 2,434,521 Saudi Arabia 1.2%
Saudi Electricity Global
2
5.684% due 04/11/2053 1,000,000 1,000,650 Saudi Arabia 0.5%
19,639,264 9.4%
Total Corporate Sukuk (Cost $ 159,377,000) $155,645,843 74.5%
Government Sukuk - 17.3% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government
Kingdom of Saudi Arabia

3.628% due 04/20/2027 6,000,000 5,898,039 Saudi Arabia 2.8%

Consolidated Schedule of Investments
As of August 31, 2024
Amana Participation Fund
August 31, 2024
Part F
9
Government Sukuk - 17.3% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government (continued)
Perusahaan Penerbit SBSN
2
4.550% due 03/29/2026 $ 5,185,000 $ 5,195,313 Indonesia 2.5%
Oman Sovereign Sukuk
2
4.875% due 06/15/2030 5,150,000 5,113,821 Oman 2.4%
Malaysia Sovereign Sukuk
2
4.236% due 04/22/2045 5,000,000 4,642,891 Malaysia 2.2%
Perusahaan Penerbit SBSN
2
3.550% due 06/09/2051 5,280,000 4,077,429 Indonesia 2.0%
Kingdom of Saudi Arabia
2
4.303% due 01/19/2029 3,200,000 3,191,536 Saudi Arabia 1.5%
Perusahaan Penerbit SBSN
2
4.450% due 02/20/2029 3,050,000 3,057,807 Indonesia 1.5%
Islamic Development Bank Trust Services
2
4.747% due 10/27/2027 2,500,000 2,547,025 Saudi Arabia 1.2%
Ras Al Khaimah
2
3.094% due 03/31/2025 2,450,000 2,413,348 United Arab Emirates 1.2%
Total Government Sukuk (Cost $ 37,815,000) $36,137,209 17.3%
Bank Time Deposits - 5.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Bank Time Deposits
Ahli United Bank 5.420% due 09/23/2024 2,000,000 2,000,000 United States 0.9%
Bank ABC 5.250% due 11/18/2024 2,000,000 2,000,000 United States 0.9%
Bank ABC 5.610% due 09/27/2024 2,000,000 2,000,000 United States 0.9%
Bank ABC 5.730% due 09/13/2024 2,000,000 2,000,000 United States 1.0%
Gulf International Bank 4.900% due 10/07/2024 2,000,000 2,000,000 United States 1.0%
Gulf International Bank 5.100% due 09/20/2024 2,000,000 2,000,000 United States 1.0%
Total Bank Time Deposits (Cost 12,000,000) $12,000,000 5.7%
Total investments (Cost $206,613,430) $203,783,052 97.5%
Other assets (net of liabilities) 5,267,234 2.5%
Total net assets $209,050,286 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August
31, 2024, the aggregate value of these securities was $191,783,052 representing 91 .8% of total net assets.

Security is perpetual in nature with no stated maturity date.

Notes To Financial Statements

August 31, 2024
Part F
Note 1 – Organization
Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware
Statutory Trust on March 11, 2013, and is the successor to Amana
Mutual Funds Trust, an Indiana Business Trust organized on July 26,
1984, pursuant to a reorganization on July 19, 2013.
Note 2 – Significant Accounting Policies
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Adviser, whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation
methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.
Bank time deposits are accounted for on cost basis, which
approximates market value. Bank time deposits will be categorized as Fair Value Level 2.
Fair Value Measurements Disclosure:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 30 , 2024 , in valuing the Funds’ investments carried at fair value:
Share Valuation Inputs as of August 31, 2024
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Income Fund
Common Stock
Consumer Discretionary $54,725,320 $– $– $54,725,320
Consumer Staples $231,693,069 $– $– $231,693,069
Health Care $509,160,454 $– $– $509,160,454
Industrials $424,851,530 $– $– $424,851,530
Materials $142,013,670 $– $– $142,013,670
Technology $448,758,650 $40,952,047 $– $489,710,697
Total Common Stock $1,811,202,693 $40,952,047 $– $1,852,154,740
Total Assets $1,811,202,693 $40,952,047 $– $1,852,154,740

Notes To Financial Statements
(continued)
August 31, 2024
Part F
11
Growth Fund
Common Stock
Communications $219,746,100 $– $– $219,746,100
Consumer Discretionary $361,519,700 $– $– $361,519,700
Consumer Staples $229,117,644 $– $– $229,117,644
Health Care $1,246,916,956 $– $– $1,246,916,956
Industrials $648,819,976 $102,178,966 $– $750,998,942
Technology $2,607,078,499 $– $– $2,607,078,499
Total Common Stock $5,313,198,875 $102,178,966 $– $5,415,377,841
Total Assets $5,313,198,875 $102,178,966 $– $5,415,377,841
Developing World Fund
Common Stock
Communications $1,626,800 $3,301,434 $– $4,928,234
Consumer Discretionary $– $4,956,844 $– $4,956,844
Consumer Staples $8,364,850 $19,724,528 $– $28,089,378
Financials $– $2,096,264 $– $2,096,264
Health Care $– $10,837,694 $– $10,837,694
Industrials $– $5,880,707 $– $5,880,707
Materials $11,991,517 $3,923,481 $– $15,914,998
Real Estate $– $1,544,035 $– $1,544,035
Technology $33,319,309 $14,714,026 $– $48,033,335
Utilities $– $3,246,265 $– $3,246,265
Total Common Stock $55,302,476 $70,225,278 $– $125,527,754
Total Assets $55,302,476 $70,225,278 $– $125,527,754
Participation Fund
Bank Time Deposits
1
$– $12,000,000 $– $12,000,000
Corporate Sukuk
1
$– $155,645,843 $– $155,645,843
Government Sukuk
1
$– $36,137,209 $– $36,137,209
Total Assets $– $203,783,052 $– $203,783,052
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)